PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 4.4%
173,274  Vanguard Long-Term
Treasury ETF
$ 9,852,360
1.0
687,217
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
33,811,076
3.4
Total Exchange-Traded
Funds
(Cost $43,168,772)
43,663,436
4.4
MUTUAL FUNDS : 95.4%
Affiliated Investment Companies : 95.4%
1,054,400  Voya U.S. Bond Index
Portfolio - Class I
9,679,392
1.0
4,686,374  Voya VACS Index
Series EM Portfolio
66,780,826
6.7
17,816,791  Voya VACS Index
Series I Portfolio
238,923,163
23.9
4,081,158  Voya VACS Index
Series MC Portfolio
53,381,546
5.3
34,803,791  Voya VACS Index
Series S Portfolio
552,684,195
55.4
2,730,743  Voya VACS Index
Series SC Portfolio
30,857,399
3.1
Total Mutual Funds
(Cost $725,942,502)
952,306,521
95.4
Total Long-Term
Investments
(Cost $769,111,274)
995,969,957
99.8
Total Investments in
Securities
(Cost $769,111,274) $ 995,969,957 99.8
Assets in Excess of
Other Liabilities 1,624,062 0.2
Net Assets $ 997,594,019 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 43,663,436 $ — $ — $ 43,663,436
Mutual Funds 952,306,521 — — 952,306,521
Total Investments, at fair value $ 995,969,957 $ — $ — $ 995,969,957
Liabilities Table
Other Financial Instruments+
Futures $ (38,366) $ — $ — $ (38,366)
Total Liabilities $ (38,366) $ — $ — $ (38,366)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 9,326,002 $ (9,326,002) $ — $ — $ 16,441 $ 1,018,344 $ 919,453
Voya Short Duration Bond Fund -
Class R6
4,339,527 56,196 (4,391,071) (4,652) — 30,131 18,582 —
Voya U.S. Bond Index Portfolio -
Class I
8,955,026 3,573,513 (3,095,091) 245,944 9,679,392 267,781 6,486 —
Voya VACS Index Series EM
Portfolio
56,380,771 4,012,858 (6,579,209) 12,966,406 66,780,826 1,022,090 1,041,883 8,435
Voya VACS Index Series I Portfolio
204,975,525 35,194,015 (36,539,394) 35,293,017 238,923,163 6,030,242 7,757,467 —
Voya VACS Index Series MC
Portfolio
58,054,479 19,650,858 (21,694,817) (2,628,974) 53,381,546 835,602 4,439,189 1,383,154
Voya VACS Index Series S
Portfolio
459,961,335 93,076,493 (30,988,813) 30,635,180 552,684,195 6,037,587 14,631,483 20,581,915
Voya VACS Index Series SC
Portfolio
30,794,904 6,822,687 (5,484,945) (1,275,247) 30,857,399 677,654 626,122 2,927,211
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
43,513,659 7,797,667 (18,842,425) 1,342,175 33,811,076 1,220,677 (543,203) —
$ 866,975,226 $ 179,510,289 $ (136,941,767) $ 76,573,849 $ 986,117,597 $ 16,138,205 $ 28,996,353 $ 25,820,168
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Index Solution 2050 Portfolio
At September 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 220 12/31/25 $ 24,022,969 $ (15,898)
$ 24,022,969 $ (15,898)
Short Contracts:
3-month SOFR (99) 03/17/26 (23,837,963) (22,468)
$ (23,837,963) $ (22,468)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 226,858,684
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 226,858,684